Motley Fool 100 Index ETF
Motley Fool 100 Index ETF Summary Section
Investment Objective

The Motley Fool 100 Index ETF (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the "Index" – for more on this, see the "Principal Investment Strategies" section).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Motley Fool 100 Index ETF Motley Fool 100 Index ETF Shares
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.50%
[1]	"Other Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares | USD ($)	51	160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Information on fund portfolio turnover will be noted once the fund has an operating history.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") and employs a "passive management" – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Index. Motley Fool Asset Management, LLC, serves as the investment adviser to the Fund (the "Adviser"). The Index was developed by The Motley Fool, LLC ("The Motley Fool"), an affiliate of the Adviser.

The Motley Fool 100 Index

The Index was established by The Motley Fool in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool's analysts and newsletters.

To be eligible for inclusion in the Index, a company must be among the 100 largest domestic firms by market capitalization in The Motley Fool's "recommendation universe." That recommendation universe includes all companies domiciled in the United States that are either active recommendations of a newsletter published by The Motley Fool or are among the 150 highest rated U.S. companies in The Motley Fool's analyst opinion database.

Each of the 100 largest company's share of the index (or "weighting") is set to equal the company's share of all Index companies' aggregate market value. The Index is reconstituted and rebalanced quarterly. From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

The Index is calculated and administered by Solactive AG (the "Index Calculation Agent"), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Index, including its value, is available on the websites of the Fund at www.fool100etf.com and the Index Calculation Agent, at www.solactive.com.

The Fund's Investment Strategy

Under normal circumstances, at least 80% of the Fund's total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a "replication" strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a "representative sampling" strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

The Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company ("RIC") under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Principal Investment Risks

The value of the Fund's investments may decrease, which will cause the value of the Fund's shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants ("APs"). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
●	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value ("NAV") and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
●	New Fund Risk. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the "Board") of The RBB Fund, Inc. (the "Company") may determine to liquidate the Fund.
●	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.
●	Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fund and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index as addressed in the Index methodology.
●	Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.
●	Index Rankings and Methodology Risk. The Index is comprised of the 100 largest U.S. companies that are either active recommendations of The Motley Fool LLC's newsletter or are among the 150 highest rated U.S. companies in The Motley Fool LLC's analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Factors used by The Motley Fool LLC's analysts in their qualitative and quantitative analysis of companies included in the Index, and the weight placed on those factors, may not be predictive of a security's value and, thus, have an adverse effect on the Fund. In addition, changes in The Motley Fool LLC's recommendations or rankings methodologies may have an adverse effect on the Fund. Factors that affect a security's value can change over time, and these changes may not be reflected in the Index methodology. Moreover, the methodology and the calculation of the Index could be subject to errors. If the composition of the Index reflects such errors, the Fund's portfolio can be expected to reflect the errors, too.
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
●	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance Information:

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.fool100etf.com or by calling the Fund toll free at 1-800-617-0004.